Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 7,404,323	₩ 6,896,293
Acquisition and disposition	161,824	67,048
Share of profit (loss)	2,164,427	536,759
Other comprehensive income (loss)	(140,748)	(9,991)
Impairment loss	(1,311)	(6,972)
Other increase (decrease)	(50,077)	(78,814)
Ending balance	9,538,438	7,404,323
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	46,354	43,814
Acquisition and disposition	113,803
Share of profit (loss)	2,707	2,257
Other comprehensive income (loss)	(36,783)	283
Other increase (decrease)	400,018
Ending balance	526,099	46,354
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	263,850	260,456
Share of profit (loss)	(8,815)	14,864
Other comprehensive income (loss)	3,371	(5,388)
Other increase (decrease)	(1,403)	(6,082)
Ending balance	257,003	263,850
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	265,798	254,177
Share of profit (loss)	15,494	11,658
Other comprehensive income (loss)	(304)	(37)
Ending balance	280,988	265,798
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	39,514	45,008
Share of profit (loss)	(733)	(3,950)
Other comprehensive income (loss)	(63)	(1,544)
Ending balance	38,718	39,514
SK Industrial Development China Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	74,717	86,324
Share of profit (loss)	5,154	(6,298)
Other comprehensive income (loss)	(1,092)	(5,309)
Other increase (decrease)	(78,779)
Ending balance		74,717
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	47,488	45,891
Share of profit (loss)	433	162
Other comprehensive income (loss)	(5,410)	1,435
Ending balance	42,511	47,488
HappyNarae Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	17,236	17,095
Acquisition and disposition	688
Share of profit (loss)	3,929	240
Other comprehensive income (loss)	20	(99)
Ending balance	21,873	17,236
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	6,132,122	5,624,493
Share of profit (loss)	2,175,887	572,086
Other comprehensive income (loss)	(90,349)	8,593
Other increase (decrease)	(87,660)	(73,050)
Ending balance	8,130,000	6,132,122
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	15,451	14,929
Share of profit (loss)	131	63
Other comprehensive income (loss)	(1,729)	459
Ending balance	13,853	15,451
SKY Property Mgmt. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	263,225	251,166
Share of profit (loss)	2,362	16,066
Other comprehensive income (loss)	1,141	(4,007)
Other increase (decrease)	(266,728)
Ending balance		263,225
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	65,341
Share of profit (loss)	(375)
Ending balance	64,966
Xinan Tianlong Science and Technology Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	25,880	25,767
Share of profit (loss)		113
Ending balance		25,880
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	115,181	161,058
Acquisition and disposition	(1,306)	(26,798)
Share of profit (loss)	(6,924)	(13,179)
Other comprehensive income (loss)	(2,723)	754
Impairment loss	(1,311)	(6,972)
Other increase (decrease)	(6,438)	318
Ending balance	96,479	115,181
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	7,306,816	6,850,322
Acquisition and disposition	178,526	(45,658)
Share of profit (loss)	2,189,261	593,409
Other comprehensive income (loss)	(133,921)	(5,471)
Impairment loss	(1,311)	(6,972)
Other increase (decrease)	(40,990)	(78,814)
Ending balance	9,498,381	7,306,816
Candle Media Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		20,144
Acquisition and disposition		(18,860)
Share of profit (loss)		(673)
Other comprehensive income (loss)		(611)
Xian Tianlong Science and Technology Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	25,880
Share of profit (loss)	11
Ending balance	25,891	25,880
PT XL planet digital [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	27,512	23,108
Acquisition and disposition	(18,864)	29,123
Share of profit (loss)	(8,648)	(24,719)
Ending balance		27,512
PT. Melon Indonesia [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		4,339
Acquisition and disposition		(3,488)
Share of profit (loss)		918
Other comprehensive income (loss)		(1,769)
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	20,081	15,118
Acquisition and disposition	2,162	18,722
Share of profit (loss)	(2,267)	(11,008)
Other comprehensive income (loss)	(5,985)	(2,751)
Ending balance	13,991	20,081
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	24,174
Acquisition and disposition		24,580
Share of profit (loss)	(7,691)	(406)
Other comprehensive income (loss)	(9)
Ending balance	16,474	24,174
Celcom Planet and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	25,740	3,406
Acquisition and disposition		43,769
Share of profit (loss)	(6,228)	(21,435)
Other comprehensive income (loss)	(833)
Other increase (decrease)	(9,087)
Ending balance	9,592	25,740
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	97,507	45,971
Acquisition and disposition	(16,702)	112,706
Share of profit (loss)	(24,834)	(56,650)
Other comprehensive income (loss)	(6,827)	(4,520)
Other increase (decrease)	(9,087)
Ending balance	₩ 40,057	₩ 97,507